Summary of Significant Accounting Policies - Schedule Of Condensed Income Statement And Cash Flow Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating revenue, net	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Net profit for the year	367,510		167,221	607,717
Net cash provided by operating activities	437,250	59,904	406,516	765,705
Net cash provided by/(used in) investing activities	291,637	39,953	(1,172,960)	(139,819)
Net cash used in financing activities	(198,579)	$ (27,205)	(377,238)	(57,457)
VIE
Operating revenue, net	2,312,629		2,331,678	2,623,738
Net profit for the year	676,950		697,935	1,210,591
Net cash provided by operating activities	682,317		804,351	1,285,615
Net cash provided by/(used in) investing activities	¥ 380,895		¥ (681,995)	¥ 347,543